Pension and Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Pension Benefits [Member]
Components of net periodic benefit cost
Service cost
Interest cost	0.2	0.2
Expected return on plan assets	0	0
Amortization of actuarial loss	0	0
Net periodic benefit cost	0.2	0.2
Foreign Pension Benefits [Member]
Components of net periodic benefit cost
Service cost
Interest cost	2.4	2.4
Expected return on plan assets	(3.0)	(2.9)
Amortization of actuarial loss	0.5	0.3
Net periodic benefit cost	(0.1)	(0.2)
Postretirement Benefits [Member]
Components of net periodic benefit cost
Service cost
Interest cost	0.2	0.2
Expected return on plan assets	0	0
Amortization of actuarial loss	0	0
Net periodic benefit cost	$ 0.2	$ 0.2